Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.84%	4.27%	4.45%
Cash balance interest crediting rate	3.00%	3.00%	3.00%
Expected return on plan assets	7.25%	7.25%	7.50%
Rate of compensation increase	3.56%	3.58%	4.06%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.34%	3.57%	3.59%
Expected return on plan assets	3.50%	3.50%	1.50%
Prior to Age 65 [Member] | Net Periodic Benefit Cost Assumptions [Member]
Health care cost trend rate (d)
Health care cost trend rate	6.75%	7.00%	6.50%
After Age 65 [Member] | Net Periodic Benefit Cost Assumptions [Member]
Health care cost trend rate (d)
Health care cost trend rate	6.75%	7.00%	6.50%